SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE H - SUBSEQUENT EVENTS

Subsequent events were reviewed through May 31, 2022, the date these financial statements were available for issuance.

In May 2022, the Company issued 353,432 shares of its common stock to Sanovas Ophthalmology to discharge the amounts due at March 31, 2022 of $353,432.

NOTE I - SUBSEQUENT EVENTS

Subsequent events were reviewed through May 31, 2022, the date these financial statements were available for issuance.

During January 2022, the Company received $60,000 in proceeds from the sale of 60,000 shares of common stock pursuant to the private placement described in Note D.